CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements, Newbuildings and Vessel Purchase Deposits

(in thousands of $)	June 30, 2026	December 31, 2025
Capital improvements in progress	30,072	26,138
Newbuildings	158,709	154,936
Total	188,781	181,074